Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Registrant Name	PRF TECHNOLOGIES LTD.
Document Type	20-F
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2025
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Central Index Key	0001801834
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	L3
Document Fiscal Year Focus	2025
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity File Number	001-39481
Document Annual Report	true
Entity Common Stock, Shares Outstanding	830,613
Entity Interactive Data Current	Yes
Trading Symbol	PRFX
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary shares, no par value NIS per share
Entity Address, City or Town	Tel Aviv
Entity Address, Address Line One	65 Yigal Alon St.
Entity Address, Postal Zip Code	6744316
Entity Address, Country	IL
Document Accounting Standard	U.S. GAAP
Document Registration Statement	false
Document Shell Company Report	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Document Transition Report	false
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Name	Kesselman & Kesselman
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of PRF Technologies Ltd. (formerly PainReform Ltd.) and its subsidiary (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive loss, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”).  In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Substantial Doubt about the Company’s Ability to Continue as a Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. As discussed in Note 1(b) to the consolidated financial statements, the Company has incurred recurring losses and negative cash flows from operations and has an accumulated deficit as of December 31, 2025. These circumstances raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 1(b). The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Business Contact [Member]
Contact Personnel Email Address	efi@prf-tec.com
Entity Address, City or Town	Tel Aviv
Entity Address, Address Line One	65 Yigal Alon St.
Contact Personnel Name	Efraim Cohen-Arazi
Entity Address, Postal Zip Code	6744316
Entity Address, Country	IL